Document and Entity Information	May 05, 2023
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001879297
Document Type	8-K
Document Period End Date	May 05, 2023
Entity Registrant Name	LAMF GLOBAL VENTURES CORP. I
Entity Incorporation State Country Code	E9
Entity File Number	001-41053
Entity Tax Identification Number	98-1616579
Entity Address, Address Line One	9255 Sunset Blvd.
Entity Address, Address Line Two	Suite 515
Entity Address, City or Town	West Hollywood
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90069
City Area Code	(424)
Local Phone Number	343-8760
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Class A Ordinary Share 0.0001 Par Value And One Half Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-half of one redeemable warrant
Trading Symbol	LGVCU
Security Exchange Name	NASDAQ
Capital Unit, Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A ordinary shares, par value $0.0001 par value
Trading Symbol	LGVC
Security Exchange Name	NASDAQ
Warrants Each Whole Warrant Exercisable For One Class A Ordinary Share At An Exercise Price Of 11.50 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	LGVCW
Security Exchange Name	NASDAQ